PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	$ 113,725	$ 87,571
Change in estimates	12,673	28,163
Accretion	2,328	367
Settlements	(740)	(2,775)
PER from Cariboo acquisition	17,936	0
Foreign exchange differences	(136)	399
Ending balance at December 31	$ 145,786	$ 113,725